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July 15, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty-Stein Roe Funds Income Trust
         Liberty Income Fund (the "Fund")
         Registration File Nos.:  33-02633 and 811-4552

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2001 as revised July 15, 2002 for the Fund do not differ from those contained in Post-Effective Amendment No. 46 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 12, 2002 (Accession Number 0000021847-02-000178).


Sincerely,

LIBERTY-STEIN ROE FUNDS INCOME TRUST



Kevin Jacobs
Assistant Secretary

One Financial Center, Boston MA 02111-2621